CLEARWATER INVESTMENT TRUST

March 1, 2024

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Clearwater Investment Trust

1933 Act Registration No. 033-12289

1940 Act Registration No. 811-05038

Ladies and Gentlemen:

On behalf of Clearwater Investment Trust (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended December 31, 2023.

Please direct any comments to the undersigned at 651-215-4402.

Sincerely,

/s/ Jason K. Mitchell
Jason K. Mitchell
Secretary and Chief Compliance Officer of the Trust

Enclosure